February 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Northern Lights ETF Trust – Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A (File Nos. 333-177651 and 811-22624)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Northern Lights ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Pre-Effective Amendment to respond to comments (“Comments”) received from the staff of the U.S. Securities and Exchange Commission (“SEC”) by letter dated November 29, 2011, on the Registration Statement, as filed with the SEC on November 1, 2011.  The Pre-Effective Amendment also updates disclosures throughout the Registration Statement to reflect the methodology of the Underlying Index (as defined in the Registration Statement) of the initial series of the Trust, and to make other clarifying, updating and stylistic changes.  The Pre-Effective Amendment has been marked to show changes made to the Registration Statement since the initial filing.  In addition, a letter (“Letter”) responding to the SEC staff’s Comments on the initial Registration Statement is separately being filed herewith as correspondence.

It is the Trust’s goal to launch the initial series described in the Pre-Effective Amendment by mid- to late-March 2012. Accordingly, we would greatly appreciate receiving any comments you have on the Pre-Effective Amendment at your earliest convenience.

If you have any questions concerning the foregoing, please do not hesitate to call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

cc:

Andrew Rogers

James Ash

     Gemini Fund Services, LLC

Joe Barrato

Ray Amani

     Arrow Investment Advisors, LLC